Quarterly Holdings Report
for
Fidelity Advisor® Mid Cap II Fund
September 30, 2024
AMP-NPRT3-1124
1.807739.120
Common Stocks - 95.5%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	69,100	12,460,824
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Wheaton Precious Metals Corp	112,900	6,895,294
CANADA - 1.3%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (a)	167,300	6,287,744
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
MEG Energy Corp	206,500	3,879,748
Financials - 0.4%
Capital Markets - 0.4%
TMX Group Ltd	226,800	7,108,619
Materials - 0.3%
Metals & Mining - 0.3%
Teck Resources Ltd Class B (United States)	79,100	4,132,184
TOTAL CANADA		21,408,295
FRANCE - 0.2%
Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Sartorius Stedim Biotech	16,700	3,490,198
ISRAEL - 1.5%
Information Technology - 1.5%
IT Services - 0.9%
Wix.com Ltd (a)	82,100	13,724,657
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (a)	48,000	10,000,320
TOTAL ISRAEL		23,724,977
ITALY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	95,900	6,960,171
JAPAN - 0.6%
Communication Services - 0.3%
Entertainment - 0.3%
Capcom Co Ltd	223,100	5,165,955
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (a)	204,207	4,758,023
TOTAL JAPAN		9,923,978
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	3,900	2,114,111
PUERTO RICO - 0.9%
Financials - 0.9%
Banks - 0.9%
Popular Inc	138,200	13,857,314
SWEDEN - 0.6%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
Autoliv Inc	97,800	9,131,586
UNITED KINGDOM - 1.8%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Genius Sports Ltd Class A (a)	449,493	3,524,025
Consumer Staples - 0.2%
Food Products - 0.2%
Nomad Foods Ltd	172,700	3,291,662
Energy - 0.9%
Energy Equipment & Services - 0.9%
TechnipFMC PLC	497,300	13,044,179
Financials - 0.2%
Insurance - 0.2%
Fidelis Insurance Holdings Ltd	219,200	3,958,752
Information Technology - 0.3%
Software - 0.3%
Sage Group PLC/The	347,100	4,754,247
TOTAL UNITED KINGDOM		28,572,865
UNITED STATES - 86.9%
Communication Services - 1.6%
Entertainment - 1.4%
Live Nation Entertainment Inc (a)	97,200	10,642,428
TKO Group Holdings Inc Class A	102,900	12,729,759
		23,372,187
Interactive Media & Services - 0.2%
Pinterest Inc Class A (a)	122,500	3,965,325
TOTAL COMMUNICATION SERVICES		27,337,512

Consumer Discretionary - 11.4%
Diversified Consumer Services - 1.1%
Duolingo Inc Class A (a)	42,200	11,901,244
Grand Canyon Education Inc (a)	43,800	6,213,030
		18,114,274
Hotels, Restaurants & Leisure - 3.3%
Aramark	249,500	9,663,135
Bowlero Corp Class A (b)	212,701	2,497,110
Churchill Downs Inc	86,316	11,670,786
Dutch Bros Inc Class A (a)	27,000	864,810
First Watch Restaurant Group Inc (a)(b)	72,700	1,134,120
Light & Wonder Inc Class A (a)	119,400	10,833,162
Red Rock Resorts Inc Class A	77,900	4,240,876
Texas Roadhouse Inc	47,200	8,335,520
Viking Holdings Ltd	113,000	3,942,570
		53,182,089
Household Durables - 3.0%
KB Home	75,100	6,435,319
NVR Inc (a)	1,415	13,883,697
Taylor Morrison Home Corp (a)	179,000	12,576,540
Toll Brothers Inc	25,300	3,908,597
TopBuild Corp (a)	26,900	10,943,189
		47,747,342
Specialty Retail - 2.6%
Dick's Sporting Goods Inc	78,600	16,403,820
Floor & Decor Holdings Inc Class A (a)	45,200	5,612,484
Williams-Sonoma Inc	128,000	19,829,760
		41,846,064
Textiles, Apparel & Luxury Goods - 1.4%
Crocs Inc (a)	46,200	6,690,222
Deckers Outdoor Corp	62,850	10,021,433
PVH Corp	59,900	6,039,717
		22,751,372
TOTAL CONSUMER DISCRETIONARY		183,641,141

Consumer Staples - 4.3%
Consumer Staples Distribution & Retail - 4.2%
BJ's Wholesale Club Holdings Inc (a)	184,300	15,201,064
Performance Food Group Co (a)	257,700	20,195,949
Sprouts Farmers Market Inc (a)	82,600	9,119,866
US Foods Holding Corp (a)	380,100	23,376,150
		67,893,029
Food Products - 0.1%
Westrock Coffee Co (a)(b)	295,634	1,921,621
TOTAL CONSUMER STAPLES		69,814,650

Energy - 3.4%
Energy Equipment & Services - 1.9%
Baker Hughes Co Class A	254,800	9,211,020
Kodiak Gas Services Inc	118,100	3,424,900
NOV Inc	217,900	3,479,863
Valaris Ltd (a)	124,607	6,946,840
Weatherford International PLC	82,900	7,039,868
		30,102,491
Oil, Gas & Consumable Fuels - 1.5%
Antero Resources Corp (a)	375,800	10,766,670
Ovintiv Inc	214,800	8,228,988
Range Resources Corp	203,397	6,256,492
		25,252,150
TOTAL ENERGY		55,354,641

Financials - 14.3%
Banks - 4.5%
Bancorp Inc/The (a)	225,900	12,085,650
Cadence Bank	219,800	7,000,630
East West Bancorp Inc	208,188	17,225,475
First Citizens BancShares Inc/NC Class A	4,200	7,731,990
KeyCorp	679,200	11,376,600
Wintrust Financial Corp	153,800	16,691,914
		72,112,259
Capital Markets - 2.8%
Blue Owl Capital Inc Class A (b)	286,500	5,546,640
Houlihan Lokey Inc Class A	61,700	9,749,834
Northern Trust Corp	88,000	7,922,640
Raymond James Financial Inc	85,286	10,444,124
Stifel Financial Corp	118,900	11,164,710
		44,827,948
Financial Services - 1.4%
Essent Group Ltd	212,229	13,644,202
PennyMac Financial Services Inc	61,100	6,963,567
Toast Inc Class A (a)	148,900	4,215,359
		24,823,128
Insurance - 5.6%
American Financial Group Inc/OH	42,700	5,747,420
Arch Capital Group Ltd	109,100	12,206,108
Hartford Financial Services Group Inc/The	143,300	16,853,513
Old Republic International Corp	346,800	12,283,656
Primerica Inc	68,658	18,204,669
Reinsurance Group of America Inc	98,591	21,480,021
Selective Insurance Group Inc	34,600	3,228,180
		90,003,567
TOTAL FINANCIALS		231,766,902

Health Care - 7.6%
Biotechnology - 1.4%
Amicus Therapeutics Inc (a)	77,800	830,904
Arcellx Inc (a)	38,500	3,215,135
Arrowhead Pharmaceuticals Inc (a)	133,715	2,590,060
Blueprint Medicines Corp (a)	32,400	2,997,000
Crinetics Pharmaceuticals Inc (a)	41,300	2,110,430
Krystal Biotech Inc (a)	7,500	1,365,225
SpringWorks Therapeutics Inc (a)	23,000	736,920
United Therapeutics Corp (a)	26,300	9,424,605
		23,270,279
Health Care Equipment & Supplies - 1.8%
Cooper Cos Inc/The (a)	60,556	6,681,749
Glaukos Corp (a)	26,200	3,413,336
Insulet Corp (a)	19,700	4,585,175
Lantheus Holdings Inc (a)	19,800	2,173,050
Masimo Corp (a)	59,035	7,871,137
TransMedics Group Inc (a)	32,800	5,149,600
		29,874,047
Health Care Providers & Services - 3.6%
Astrana Health Inc (a)	42,178	2,443,793
Encompass Health Corp	165,800	16,022,912
Molina Healthcare Inc (a)	21,500	7,408,040
Option Care Health Inc (a)	346,900	10,857,970
Tenet Healthcare Corp (a)	76,800	12,764,160
Universal Health Services Inc Class B	30,400	6,961,904
		56,458,779
Life Sciences Tools & Services - 0.7%
10X Genomics Inc Class A (a)	37,600	849,008
Avantor Inc (a)(b)	151,500	3,919,305
Bruker Corp	60,200	4,157,412
Repligen Corp (a)	15,600	2,321,592
		11,247,317
Pharmaceuticals - 0.1%
Longboard Pharmaceuticals Inc (a)	43,300	1,443,188
TOTAL HEALTH CARE		122,293,610

Industrials - 19.5%
Aerospace & Defense - 0.9%
Axon Enterprise Inc (a)	15,100	6,033,960
Howmet Aerospace Inc	78,500	7,869,625
		13,903,585
Air Freight & Logistics - 0.4%
GXO Logistics Inc (a)	133,688	6,961,134
Building Products - 2.3%
Carlisle Cos Inc	29,500	13,267,625
Fortune Brands Innovations Inc	134,900	12,077,597
Simpson Manufacturing Co Inc	24,300	4,647,861
Trex Co Inc (a)	116,900	7,783,202
		37,776,285
Commercial Services & Supplies - 1.0%
ACV Auctions Inc Class A (a)	278,900	5,670,037
CECO Environmental Corp (a)(b)	78,800	2,222,160
Clean Harbors Inc (a)	37,000	8,943,270
		16,835,467
Construction & Engineering - 1.5%
Comfort Systems USA Inc	29,500	11,515,325
Quanta Services Inc	40,500	12,075,075
		23,590,400
Electrical Equipment - 3.0%
Acuity Brands Inc	50,500	13,907,195
AMETEK Inc	63,900	10,972,269
nVent Electric PLC	226,100	15,885,786
Sunrun Inc (a)(b)	177,007	3,196,746
Vertiv Holdings Co Class A	46,100	4,586,489
		48,548,485
Ground Transportation - 1.4%
JB Hunt Transport Services Inc	24,749	4,264,995
Saia Inc (a)(b)	25,900	11,325,034
XPO Inc (a)	65,700	7,063,407
		22,653,436
Machinery - 4.9%
Allison Transmission Holdings Inc	42,500	4,082,975
Crane Co	105,300	16,666,884
Fortive Corp	51,800	4,088,574
IDEX Corp	19,800	4,247,100
Ingersoll Rand Inc	122,600	12,034,416
ITT Inc	177,759	26,576,749
Westinghouse Air Brake Technologies Corp	61,200	11,124,324
		78,821,022
Professional Services - 2.4%
FTI Consulting Inc (a)	35,500	8,078,380
KBR Inc	274,900	17,904,237
Maximus Inc	121,600	11,328,256
TransUnion	17,200	1,800,840
		39,111,713
Trading Companies & Distributors - 1.7%
Applied Industrial Technologies Inc	42,300	9,438,399
DNOW Inc (a)	379,000	4,900,470
Watsco Inc	25,600	12,592,128
		26,930,997
TOTAL INDUSTRIALS		315,132,524

Information Technology - 8.8%
Communications Equipment - 0.6%
Digi International Inc (a)	326,300	8,983,039
Electronic Equipment, Instruments & Components - 3.2%
Belden Inc	90,100	10,553,414
CDW Corp/DE	40,251	9,108,801
Coherent Corp (a)	100,800	8,962,128
Crane NXT Co	84,800	4,757,280
Flex Ltd (a)	313,100	10,466,933
Jabil Inc	35,674	4,274,815
OSI Systems Inc (a)	27,000	4,099,410
		52,222,781
IT Services - 0.3%
ASGN Inc (a)	55,699	5,192,817
Semiconductors & Semiconductor Equipment - 3.4%
Enphase Energy Inc (a)	31,700	3,582,734
First Solar Inc (a)	32,200	8,031,968
MKS Instruments Inc	110,700	12,034,197
Semtech Corp (a)	53,000	2,419,980
Teradyne Inc	86,800	11,625,124
Ultra Clean Holdings Inc (a)	96,400	3,849,252
Universal Display Corp	65,500	13,748,450
		55,291,705
Software - 0.8%
Dynatrace Inc (a)	63,700	3,406,039
Manhattan Associates Inc (a)	18,200	5,121,116
Monday.com Ltd (a)	14,500	4,027,665
		12,554,820
Technology Hardware, Storage & Peripherals - 0.5%
Seagate Technology Holdings PLC	35,300	3,866,409
Western Digital Corp (a)	70,000	4,780,300
		8,646,709
TOTAL INFORMATION TECHNOLOGY		142,891,871

Materials - 4.5%
Chemicals - 1.9%
Axalta Coating Systems Ltd (a)	400,500	14,494,095
Element Solutions Inc	547,700	14,875,532
		29,369,627
Construction Materials - 0.9%
Eagle Materials Inc	25,500	7,335,075
Martin Marietta Materials Inc	13,800	7,427,850
		14,762,925
Containers & Packaging - 1.7%
AptarGroup Inc	116,100	18,598,059
Avery Dennison Corp	42,900	9,470,604
		28,068,663
TOTAL MATERIALS		72,201,215

Real Estate - 7.9%
Health Care REITs - 1.3%
Omega Healthcare Investors Inc	156,800	6,381,760
Ventas Inc	215,900	13,845,667
		20,227,427
Industrial REITs - 1.6%
Americold Realty Trust Inc	177,800	5,026,406
EastGroup Properties Inc	64,500	12,049,890
Terreno Realty Corp	135,100	9,028,733
		26,105,029
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (a)	25,800	6,961,098
Residential REITs - 1.2%
Equity LifeStyle Properties Inc	57,200	4,080,648
Essex Property Trust Inc	12,900	3,810,918
Invitation Homes Inc	203,500	7,175,410
Sun Communities Inc	30,800	4,162,620
		19,229,596
Retail REITs - 1.2%
Acadia Realty Trust	278,200	6,532,136
Agree Realty Corp	108,600	8,180,838
Kimco Realty Corp	170,600	3,961,332
Macerich Co/The	20,800	379,392
		19,053,698
Specialized REITs - 2.2%
CubeSmart	240,200	12,929,966
Four Corners Property Trust Inc	306,100	8,971,791
Lamar Advertising Co Class A	101,800	13,600,480
		35,502,237
TOTAL REAL ESTATE		127,079,085

Utilities - 3.6%
Electric Utilities - 0.7%
PG&E Corp	505,800	9,999,666
TXNM Energy Inc	30,591	1,338,968
		11,338,634
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	52,200	3,850,272
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp/The	280,500	5,626,830
Vistra Corp	76,900	9,115,726
		14,742,556
Multi-Utilities - 1.2%
CenterPoint Energy Inc	141,500	4,162,930
NiSource Inc	265,100	9,185,715
NorthWestern Corp	99,200	5,676,224
		19,024,869
Water Utilities - 0.6%
Essential Utilities Inc	233,800	9,017,666
TOTAL UTILITIES		57,973,997

TOTAL UNITED STATES		1,405,487,148
TOTAL COMMON STOCKS (Cost $1,052,086,283)		1,544,026,761

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.89	36,471,099	36,478,394
Fidelity Securities Lending Cash Central Fund (c)(d)	4.89	24,064,688	24,067,094
TOTAL MONEY MARKET FUNDS (Cost $60,545,487)			60,545,488

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,112,631,770)	1,604,572,249
NET OTHER ASSETS (LIABILITIES) - 0.8%	12,147,215
NET ASSETS - 100.0%	1,616,719,464

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	10,232,493	221,868,635	195,622,379	871,314	(355)	-	36,478,394	0.1%
Fidelity Securities Lending Cash Central Fund	42,433,562	192,265,198	210,631,666	292,628	-	-	24,067,094	0.1%
Total	52,666,055	414,133,833	406,254,045	1,163,942	(355)	-	60,545,488

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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